General information	12 Months Ended
Dec. 31, 2025
General information
General information

1. General information

Addex Therapeutics Ltd (the “Company”) and its subsidiaries (together, the “Group”) are a clinical stage biopharmaceutical company focused on developing a portfolio of novel small molecule allosteric modulators for neurological disorders.

The Company is a Swiss stockholding corporation domiciled c/o Addex Pharma SA, Chemin des Aulx 12, CH 1228 Plan-les-Ouates, Geneva, Switzerland and the parent company of Addex Pharma SA, Addex Pharmaceuticals France SAS and Addex Pharmaceuticals Inc. Addex Therapeutics also owns a 20% equity interest in Neurosterix US Holdings LLC, USA. Neurosterix US Holdings LLC fully owns directly Neurosterix Swiss Holdings AG, Switzerland and indirectly Neurosterix Pharma Sàrl whose principal place of business is Chemin des Mines 9, CH 1202 Geneva, Switzerland.

The Group’s principal place of business is Chemin des Mines 9, CH 1202 Geneva, Switzerland. Its registered shares are traded at the SIX Swiss Exchange, under the ticker symbol ADXN and its American Depositary Shares (ADSs) on the Nasdaq Stock Market under the symbol “ADXN”. ADSs represents shares that continue to be admitted to trading on SIX Swiss Exchange.

These consolidated financial statements have been approved for issuance by the Board of Directors on 29 April, 2026.